UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California AMT-Free Municipal Income Fund (NKX)
	May 31, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.3% (100.0% of Total Investments)

	Consumer Staples – 5.7% (4.0% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 1,350	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 1,174,770
325	5.650%, 6/01/41	12/18 at 100.00	BB–	274,160
7,780	5.700%, 6/01/46	12/18 at 100.00	BB–	6,460,901
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,465	5.750%, 6/01/47	6/17 at 100.00	B	5,458,593
7,500	5.125%, 6/01/47	6/17 at 100.00	B	5,839,800
9,630	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	7,933,001
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,450	5.375%, 6/01/38	6/15 at 100.00	B–	7,166,868
2,000	5.500%, 6/01/45	6/15 at 100.00	B–	1,654,680
43,500	Total Consumer Staples			35,962,773
	Education and Civic Organizations – 2.4% (1.7% of Total Investments)
1,050	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,115,562
	Laboratory, Series 2012, 5.000%, 7/01/37
4,475	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	8/23 at 100.00	BB	4,765,517
	Project, Series 2013A , 7.125%, 8/01/43
1,565	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	1,668,118
	Multiple Projects, Series 2014A, 7.250%, 6/01/43
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable
	Housing Inc Projects, Senior Series 2014A:
260	5.250%, 8/15/39 (WI/DD, Settling 6/05/14)	8/24 at 100.00	BBB	271,671
705	5.250%, 8/15/49 (WI/DD, Settling 6/05/14)	8/24 at 100.00	BBB	733,172
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,698,208
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
800	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa2	834,640
	AMBAC Insured
4,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	4,151,350
	5.000%, 9/01/34
14,515	Total Education and Civic Organizations			15,238,238
	Health Care – 17.6% (12.3% of Total Investments)
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA	1,730,001
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,255	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	No Opt. Call	BBB+	1,346,151
	Angeles, Series 2012A, 5.000%, 11/15/29
1,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical	No Opt. Call	AA–	1,085,340
	Center, Series 2012A, 5.000%, 11/15/35
1,120	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	1,230,298
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
2,000	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	2,191,700
	Series 2012A, 5.000%, 10/01/33
10,265	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	10,679,706
	5.250%, 11/15/46
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	800,423
	2010A, 5.750%, 7/01/40
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,003,160
	System, Series 2007A, 5.125%, 7/15/31
4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA	4,376,640
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los
	Angeles, Series 2007:
2,995	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	3,066,041
6,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	6,589,050
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
950	5.250%, 7/01/24	7/15 at 100.00	B–	908,865
1,000	5.250%, 7/01/30	7/15 at 100.00	B–	949,030
11,335	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	11,626,876
	Series 2006, 5.000%, 3/01/41
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	5,322,154
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	4,652,192
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
7,555	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	8,622,975
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	10,344,900
	2007C, 5.000%, 8/15/38 – AMBAC Insured
4,543	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	5,620,963
	System, Trust 2554, 18.578%, 7/01/47 – AGM Insured (IF)
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
8,250	6.625%, 11/01/29	11/19 at 100.00	Ba1	8,722,890
7,500	6.750%, 11/01/39	11/19 at 100.00	Ba1	7,858,725
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
1,500	6.000%, 11/01/30	11/20 at 100.00	Ba1	1,550,670
1,145	6.000%, 11/01/41	11/20 at 100.00	Ba1	1,169,354
7,670	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	8,149,912
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	A	2,057,780
105,043	Total Health Care			111,655,796
	Housing/Multifamily – 2.4% (1.7% of Total Investments)
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country
	Club Series 2013A:
2,000	5.625%, 11/15/33	11/23 at 100.00	BBB–	2,107,120
8,000	6.000%, 11/15/48	11/23 at 100.00	BBB–	8,513,520
3,285	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	4/23 at 100.00	BBB	3,384,536
	Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/38
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/15 at 100.00	AA–	1,178,596
	2003, 5.000%, 5/01/23
14,450	Total Housing/Multifamily			15,183,772
	Long-Term Care – 1.0% (0.7% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	3,311,550
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	A	1,622,723
	Methodist Homes, Series 2006, 5.000%, 7/01/36
1,500	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities	4/17 at 100.00	BBB+	1,523,010
	and Services Project, Series 2007A, 5.125%, 4/01/37
6,075	Total Long-Term Care			6,457,283
	Tax Obligation/General – 27.1% (18.9% of Total Investments)
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	3,377,340
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	AA–	1,537,319
	Series 2006B, 5.250%, 8/01/30 – FGIC Insured
1,000	California State, General Obligation Bonds, Refunding Series 2011, 5.250%, 9/01/25	9/21 at 100.00	A1	1,201,540
	California State, General Obligation Bonds, Various Purpose and Refunding Series 2014:
6,000	5.000%, 12/01/43	12/23 at 100.00	A1	6,648,060
2,000	4.500%, 12/01/43	12/23 at 100.00	A1	2,092,100
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	7,263,360
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,000	5.000%, 9/01/31	No Opt. Call	A1	2,258,200
4,090	5.000%, 9/01/41	9/21 at 100.00	A1	4,448,325
2,625	5.000%, 10/01/41	10/21 at 100.00	A1	2,857,313
5,520	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 11/01/43	11/23 at 100.00	A1	6,111,634
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	4,871,893
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
7,575	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	8,436,808
	2006C, 5.000%, 8/01/31 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	AA	2,862,900
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA	3,823,574
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA	3,865,184
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA	3,376,962
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	8/14 at 100.00	AA	230,881
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	9,141,108
	Tender Option Bond Trust 2668, 9.848%, 2/01/16 – AGM Insured (IF)
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aa2	5,444,000
	7/15/37 – AMBAC Insured
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	Aa1	1,323,774
	Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA	3,309,570
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA	3,154,530
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
13,880	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	7,465,358
	Series 2004A, 0.000%, 8/01/26 – NPFG Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/14 at 100.00	AA–	2,509,500
	2002, 5.250%, 8/01/21 – FGIC Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	940,129
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	5,800,836
	Refunding Series 2012R-1, 0.000%, 7/01/31
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	8/14 at 100.00	A2	2,007,360
	5.000%, 6/15/26 – FGIC Insured
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA	5,518,700
	Series 2007, 5.250%, 8/01/32 – AGM Insured
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,234,400
	Bond Trust 3646, 18.005%, 8/01/17 (IF)
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA	1,116,890
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA	1,493,096
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA	2,804,459
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA	1,532,983
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA	2,643,043
10,000	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	2,729,300
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
24,280	0.000%, 8/01/47 – AGC Insured	8/37 at 100.00	AA	13,326,321
38,845	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA	21,358,920
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	6,774,512
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	4,059,521
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
301,390	Total Tax Obligation/General			171,951,703
	Tax Obligation/Limited – 50.4% (35.2% of Total Investments)
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal	8/14 at 100.00	AA–	2,237,727
	Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/17 at 100.00	BBB	2,035,640
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
655	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C,	9/23 at 100.00	N/R	721,345
	Series 2013A, 5.000%, 9/01/27
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/14 at 100.00	AA	7,924,843
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	8/14 at 100.00	A	1,169,334
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A	2,645,168
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
2,200	California Infrastructure and Economic Development Bank, Los Angeles County, Revenue Bonds,	9/14 at 100.00	AA	2,224,354
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	8/14 at 100.00	AA+	1,219,811
1,535	5.000%, 12/01/20 – AMBAC Insured	8/14 at 100.00	AA+	1,541,063
1,615	5.000%, 12/01/21 – AMBAC Insured	8/14 at 100.00	AA+	1,621,379
1,780	5.000%, 12/01/23 – AMBAC Insured	8/14 at 100.00	AA+	1,787,031
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A2	8,107,610
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside
	Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	No Opt. Call	A2	3,120,141
2,065	5.000%, 4/01/31	No Opt. Call	A2	2,297,271
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	8/14 at 100.00	A2	4,012,960
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A2	3,255,930
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
15,810	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A2	17,496,768
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,990	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A2	2,215,646
	Various Projects Series 2013A, 5.000%, 3/01/33
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	4,701,640
	2009G-1, 5.750%, 10/01/30
2,520	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	2,582,471
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,100	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	AA–	1,112,617
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale	8/16 at 100.00	N/R	1,436,750
	Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 – AMBAC Insured
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	8/20 at 100.00	N/R	1,262,398
530	5.750%, 8/01/26	8/20 at 100.00	N/R	562,818
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/14 at 100.00	AA–	3,147,547
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
9,605	5.000%, 1/01/21 – AMBAC Insured	7/14 at 100.00	A2	9,625,074
5,000	5.250%, 1/01/34 – AMBAC Insured	7/14 at 100.00	A2	5,004,350
3,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	3,176,550
	Series 2012, 5.000%, 9/01/41
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,075,100
	Refunding Series 2012, 5.000%, 9/01/32
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A2	1,124,430
	Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/30
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA	7,515,278
11,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	11,229,869
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	7,678,125
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA	20,950,000
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 9.089%, 6/01/45 – AGC
	Insured (IF) (5)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	2,089,400
	Revenue Bonds, Tender Option Bonds Trust 2040, 11.899%, 6/01/45 – FGIC Insured (IF)
3,315	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	N/R	3,335,487
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,764,889
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,364,443
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,665	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,714,734
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	730,618
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 39 Eastvale Area, Series 2012A:
1,000	5.000%, 9/01/37	9/22 at 100.00	N/R	1,031,740
2,000	5.125%, 9/01/42	9/22 at 100.00	N/R	2,063,640
	Lake Elsinore Public Financing Authority, Riverside County, California, Community Facilities
	District 2003-2, Canyon Hills Improvement Area D Special Tax, Series 2014A:
1,140	5.500%, 9/01/33	9/23 at 100.00	N/R	1,245,872
2,105	5.750%, 9/01/44	9/23 at 100.00	N/R	2,300,512
2,765	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta	9/14 at 100.00	N/R	2,772,383
	Canyon Improvement Area 2, Series 2006, 5.250%, 9/01/37
2,000	Lammersville Joint Unified School District, California, Community Facilities District 2007-1,	9/23 at 100.00	N/R	2,248,480
	Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013, 6.000%, 9/01/38
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/15 at 102.00	AA–	2,582,855
2,425	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	AA–	2,460,817
5,880	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	6,002,480
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AA	1,935,515
	Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured
7,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	8/14 at 100.00	A+	7,487,378
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/14 at 100.00	AA–	1,501,245
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,522,051
	5.000%, 8/01/38 – AMBAC Insured
1,000	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside	9/14 at 100.00	N/R	1,002,720
	Village Improvement Area 1, Series 2005, 5.200%, 9/01/35
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA	3,140,484
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 –	1/16 at 102.00	A–	3,440,547
	AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	10/14 at 100.00	AA–	5,016,650
	Refunding Series 2002, 5.000%, 4/01/25 – NPFG Insured
1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	AA–	1,025,890
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
	Patterson Public Finance Authority, California Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
3,385	5.250%, 9/01/30	9/23 at 100.00	N/R	3,670,254
3,045	5.750%, 9/01/39	9/23 at 100.00	N/R	3,335,858
550	Patterson Public Finance Authority, California Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	599,000
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
2,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities	9/23 at 100.00	N/R	2,182,780
	District 2001-1 May Farms Improvement Area 1,2 and 3, Refunding Series 2014A, 5.375%, 9/01/33
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/14 at 100.00	A	4,144,678
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	8/14 at 100.00	AA–	390,686
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
5,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	730,150
7,200	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	983,448
1,250	Rio Elementary School District, California, Special Tax Bonds, Community Facilities	9/23 at 100.00	N/R	1,375,788
	District 1, Series 2013, 5.500%, 9/01/39
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	3,021,570
	Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured
	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax
	Bonds Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	713,348
1,775	5.000%, 9/01/42	9/22 at 100.00	N/R	1,884,926
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	8/14 at 100.00	AA–	1,003,510
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
4,475	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	4,539,664
	9/01/33 – AMBAC Insured
3,510	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/14 at 100.00	AA–	3,371,601
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
4,930	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	8/14 at 100.00	A	4,934,585
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
380	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	412,536
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA	5,512,972
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	8/14 at 100.00	AA	4,016,120
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	AA–	3,412,577
5,025	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	AA–	5,086,757
835	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	876,216
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding	9/22 at 100.00	N/R	1,071,330
	Series 2012D, 5.000%, 9/01/36
3,000	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	12/14 at 100.00	A	3,074,070
	Series 1999A, 5.500%, 6/01/23 – AMBAC Insured
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	AA–	3,163,895
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA	3,752,056
5,510	5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA	5,746,544
2,620	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	2,541,295
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/14 at 100.00	AA–	2,179,310
	Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	1,295,496
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA	3,539,120
4,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	4,941,495
	2012A, 5.000%, 10/01/32 – AGM Insured
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,061,647
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
4,235	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014,	9/22 at 102.00	N/R	4,537,464
	5.500%, 9/01/31
6,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA	6,890,880
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
3,455	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds,	9/15 at 100.00	N/R	3,499,224
	Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36
317,265	Total Tax Obligation/Limited			320,092,718
	Transportation – 6.6% (4.6% of Total Investments)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/14 at 100.00	BBB–	2,001,260
	1995A, 5.000%, 1/01/35
6,130	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	7,157,082
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
13,525	5.750%, 1/15/46	1/24 at 100.00	BBB–	15,284,332
13,525	6.000%, 1/15/53	1/24 at 100.00	BBB–	15,493,157
2,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,197,280
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/40
37,180	Total Transportation			42,133,111
	U.S. Guaranteed – 8.4% (5.8% of Total Investments) (4)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2004A:
1,890	5.250%, 8/01/23 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (4)	1,906,405
1,250	5.250%, 8/01/25 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (4)	1,260,850
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	2,902,050
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) –
	AMBAC Insured
2,200	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25	5/15 at 100.00	Aa2 (4)	2,298,670
	(Pre-refunded 5/01/15) – AMBAC Insured
1,045	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	9/14 at 100.00	AA (4)	1,059,442
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 (Pre-refunded 9/01/14) – FGIC Insured	9/14 at 100.00	AA– (4)	2,613,385
1,775	5.250%, 9/01/22 (Pre-refunded 9/01/14) – FGIC Insured	9/14 at 100.00	AA– (4)	1,797,969
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	8,216,100
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,110	5.000%, 8/01/21 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 102.00	AA (4)	2,169,418
3,250	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 102.00	AA (4)	3,341,520
3,395	5.000%, 8/01/23 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 102.00	AA (4)	3,490,603
1,000	5.000%, 8/01/25 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 102.00	AA (4)	1,028,160
4,640	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	4,662,968
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
980	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	1,035,811
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
5,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1 (4)	5,790,290
	Bonds, Series 2005, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – NPFG Insured
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AA (4)	1,544,791
	5.000%, 10/01/25 (Pre-refunded 10/01/14) – AMBAC Insured
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29	9/14 at 100.00	AA– (4)	2,429,400
	(Pre-refunded 9/01/14) – NPFG Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (4)	1,350,334
1,415	5.500%, 12/01/21 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (4)	1,453,021
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California,	10/14 at 100.00	AA– (4)	2,814,986
	Certificates of Participation, Refunding Series 2001A, 5.000%, 10/01/31 (Pre-refunded
	10/01/14) – NPFG Insured
49,320	Total U.S. Guaranteed			53,166,173
	Utilities – 5.2% (3.6% of Total Investments)
1,000	Anaheim Public Financing Authority, California, Revenue Bonds, Electric Distribution System,	10/14 at 100.00	AA–	1,016,290
	Second Lien Series 2004, 5.250%, 10/01/21 – NPFG Insured
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,784,916
945	5.500%, 11/15/37	No Opt. Call	A	1,128,736
10,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	11,059,300
	2012B, 5.000%, 7/01/43
4,280	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	5,049,501
	2013B, 5.000%, 7/01/28
3,750	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	AA–	5,338,950
	Option Bond Trust 3345, 18.335%, 7/01/20 (IF) (5)
2,155	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	2,180,774
	9/01/31 – SYNCORA GTY Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	8/14 at 100.00	N/R	100,222
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
1,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,155,000
	Bonds, Series 2010-1, 5.000%, 7/01/28
2,975	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	3,388,019
	Series 2014A, 5.000%, 7/01/37
28,695	Total Utilities			33,201,708
	Water and Sewer – 16.5% (11.5% of Total Investments)
13,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.125%,	5/19 at 100.00	AA	13,595,208
	5/01/40 – AGM Insured
11,600	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	13,171,684
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego
	County Water Authority Desalination Project Pipeline, Series 2012:
8,000	5.000%, 7/01/37	No Opt. Call	Baa3	8,134,480
9,925	5.000%, 11/21/45	No Opt. Call	Baa3	10,048,963
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,072,170
	8/01/36 – NPFG Insured
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	2,316,038
	10/01/36 – AGM Insured
1,480	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	1,572,396
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	5,291,550
	AMBAC Insured
12,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	12,797,227
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012A,	7/22 at 100.00	AA	17,730,558
	5.000%, 7/01/43
3,500	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series	6/23 at 100.00	AA	3,982,090
	2013A, 5.000%, 6/01/35
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,511,160
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	10,001,700
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Refunding Series 2004, 5.000%,	10/14 at 100.00	AA+	3,732,404
	10/01/23 – FGIC Insured
98,360	Total Water and Sewer			104,957,628
$ 1,015,793	Total Long-Term Investments (cost $840,460,190)			910,000,903
	Floating Rate Obligations – (0.5)%			(3,360,000)
	Varibale Rate Demand Preferred Shares, at Liquidation Value – (45.9)% (6)			(291,600,000)
	Other Assets Less Liabilities – 3.1%			20,054,297
	Net Assets Applicable to Common Shares – 100%			$ 635,095,200

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$910,000,903	$ —	$910,000,903

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal taxes basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $836,253,375.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$73,126,492
Depreciation	(2,736,403)
Net unrealized appreciation (depreciation) of investments	$70,390,089

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Goverment or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014